Balance Sheet (USD $)	Nov. 30, 2011	May 31, 2011	May 31, 2010
ASSETS
Cash and cash equivalents [note 2]	$ 82,897	$ 252,302	$ 154,802
Accounts receivable, net [note 2]	7,018	4,560	8,251
Other current assets [note 2]	27,757	27,689	20,061
Total current assets	117,672	284,551	183,114
Property & equipment, net [note 4]	5,086	6,946	6,503
Website development, net [note 5]	63,310	63,158	62,446
Total assets	186,068	354,655	252,063
LIABILITIES AND STOCKHOLDERS’ EQUITY
Accounts payable	7,440	7,527	3,761
Deferred revenue [note 2]	191,854	270,577	279,159
Accrued liabilities [note 2]	34,492	51,596	42,979
Current portion of note payable, net discount	66,520
Total current liabilities	300,306	329,700	325,899
Long-term deferred revenue [note 2]	2,162	5,797	8,015
Long-term portion of note payable, net discount	72,399
Total liabilities	374,867	335,497	333,914
Commitments [note 6]
Common stock Authorized 80,000,000 common shares with a par value of $0.001 per share issued and outstanding 39,216,698 (2010 — 33,591,696) common shares	39,080	39,217	33,592
Additional paid-in capital	7,240,952	6,883,867	6,044,834
Foreign currency gain/loss	1,670	1,321	290
Stockholders’ Deficit	(7,470,501)	(6,905,247)	(6,160,567)
Total stockholders’ equity	(188,799)	19,158	(81,851)
Total liabilities and stockholders’ equity	$ 186,068	$ 354,655	$ 252,063